Basis of presentation	12 Months Ended
Dec. 31, 2023
Basis of presentation
Basis of presentation

2. Basis of presentation

These consolidated financial statements of TF Precious Metals and its subsidiaries have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”). There were no items of comprehensive income or loss for either of the periods presented. These consolidated financial statements were authorized for issuance by the Board of Directors of TF Precious Metals on February 21, 2024.